Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - shares		6 Months Ended
	Sep. 07, 2021	Jun. 30, 2025
General Partners' Capital Account, Units Issued		640,278
Common units
Limited Partners' Capital Account, Units Issued		34,045,081
Class B unit
Limited Partners' Capital Account, Units Issued		252,405
Knutsen NYK | Common units
Issue of Units	673,080
Knutsen NYK | Class B unit
Issue of Units	673,080
Number of units converted		420,675